Note 8 - Accrued Expenses - Accrued Liabilities (Details) - AUD ($)	Dec. 31, 2024	Dec. 31, 2023
Legal, tax and accounting fees	$ 571,642	$ 443,833
Salary and related costs	495,363	663,978
Research and development costs	15,000	319,193
Patent fees	0	47,484
Inventory purchases	246,232	102,458
Sample collection site costs	0	148,741
Calibration costs	0	51,247
Public company costs	65,349	40,204
Freight	52,383	36,977
Royalties	22,596	35,775
Travel	0	32,329
Product design costs	0	22,420
Consultants	22,772	19,873
Warehouse expenses	26,572	17,554
Other	277,892	74,863
Accrued Liabilities, Current	$ 1,795,801	$ 2,056,929